SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating cash flows from operating leases	$ 53,580	$ 51,678	$ 80,015	$ 23,468	$ 23,013
Right-of-use assets obtained in exchange for lease obligation:	$ 59,600	$ 63,352	$ 63,352	$ 45,680	$ 31,689